TO OUR SHAREHOLDERS

During the year ended December 31, 1995, shareholders of Eaton Vance Tax Free Reserves received $0.0347 per share in income dividends, all of which was free from Federal income tax.* Based on the last monthly dividend paid and the Fund's $1.00 share price, its distribution rate was 3.53% on December 31, 1995. To equal that rate, a shareholder in the 36% Federal income tax bracket would need a yield of 5.52% from a taxable investment.

"...THE MAJORITY OF THE FUND'S INVESTMENTS IN SECURITIES WERE FOCUSED IN THE TWO HIGHEST QUALITY CATEGORIES..."

Of course, an investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The United States economy remained remarkably steady during 1995, bringing investors into a favorable period of slow growth and low inflation. The nation's annualized rate of economic growth was 2.7% in the first quarter and 1.3% in the second quarter of the year, rising to 4.2% in the third quarter. It was expected to decline below 3% during the fourth quarter.

-------------------------------------------------------------------------------
For Federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the fiscal year that ended December 31, 1995, is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

The crucial issue during the first half of the year was whether the Federal Reserve's previous tightening of its target federal funds rate would cause a recession or would merely slow the economy's growth. As the year progressed, it became clear that the Fed had successfully engineered a "soft landing."

In July the Fed lowered the federal funds rate by a quarter of a percentage point, the first downward change since September 1992. Another quarter-point decrease was announced in early December. These changes helped the economy continue to advance at a slow but steady pace.

During the last few years, tax increases have caused many investors to gravitate to tax-free money market funds. With the uncertainty that comes in an election year, burdensome taxes remain a reality confronting many taxpayers.

To ensure shareholders of the advantage of high-quality investments, the majority of the Fund's investments in securities was focused in the two highest quality categories as defined by Moody's and Standard & Poor's, two leading independent credit rating agencies.

[Photo of                        Sincerely,
Thomas J.
Fetter]                          /s/ Thomas J. Fetter

                                 Thomas J. Fetter
                                 President

                                 February 21, 1996



*A portion of the Fund's income could be subject to state, local and/or Federal alternative minimum tax.

------------------------------------------------------------------------------
                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1995

-------------------------------------------------------------------------------------------------------------------
                                             TAX-EXEMPT INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)                 PRINCIPAL
---------------------------------   AMOUNT
MOODY'S/S&P          MOODY'S/S&P    (000'S
 SHORT-TERM           LONG-TERM      OMITTED)   SECURITY                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                                                VARIABLE RATE DEMAND OBLIGATIONS - 44.9%
VMIG1/NR             Aa3/NR           $  905    Dade County Industrial Development Authority,
                                                  Florida Industrial Development Revenue Bonds,
                                                  (Stephen M. Greene Project), Series 1989A, Letter
                                                  of Credit: Sun Bank, Miami                            $   905,000
NR/A1+               NR/AA-            1,000    Housing Authority of the County of DeKalb, Georgia
                                                  Guaranteed Multi-family Housing Revenue Bonds,
                                                  (Wood Hills Apartment Project), Series 1985P,
                                                Letter of Credit: Bank of Montreal                        1,000,000
VMIG1/A1+            Aa1/AAA           1,300    DeSoto Parish Louisiana Pollution Control Revenue
                                                  Bonds (Central Louisiana Electric) Letter of
                                                  Credit: Swiss Bank                                      1,300,000
NR/A1+               NR/AA+            1,000    Development Authority of Fulton County Georgia
                                                  Revenue Bonds,  (American National Red Cross
                                                  Project), Series 1990, Letter of Credit: Wachovia
                                                  Bank                                                    1,000,000
NR/A1+               NR/AA               500    Indiana Employment Development Commission Industrial
                                                  Development Revenue Bonds, (Miles Lab), Series
                                                  1984B, Letter of Credit: Barclays Bank PLC                500,000
VMIG1/NR             Aaa/AAA           1,000    Metropolitan Atlanta Rapid Transit Authority Revenue
                                                  Bonds. Tender Option: Bankers Trust Company             1,000,000
P-1/NR               Aa3/NR            1,170    Metropolitan Government of Nashville & Davidson
                                                  Counties Tennessee Industrial Development Board
                                                  Refunding Revenue Bonds (Dixie Graphics Inc.
                                                  Project) Letter of Credit: Third National Bank          1,170,000
VMIG1/A1+            Aaa/AAA           1,100    Montgomery County Higher Education and Health
                                                  Authority Hospital Revenue Bonds, Series 1988
                                                  AMBAC Insurance, Liquidity: Swiss Bank                  1,100,000
VMIG1/A1+            Aa2/AA-             500    The Industrial Development Authority of The County
                                                  of Pima (Arizona), Demand Industrial Revenue
                                                  Bonds, 1982 Series A, (Tucson Electric Power
                                                  Company Projects), Letter of Credit: Societe
                                                  Generale                                                  500,000
MIG1/A1+             NR/AA-            1,100    Putnam County Florida Development Authority
                                                  Pollution Control Revenue Bonds Series S (Seminole
                                                  Electric) Guaranty Agreement: Cooperative Finance
                                                  Corporation                                             1,100,000
MIG1/A1+             NR/AA-            1,170    Putnam County Florida Development Authority
                                                  Pollution Control Revenue Bonds Series S (Seminole
                                                  Electric) Guaranty Agreement: Cooperative Finance
                                                  Corporation                                             1,170,000
                                                                                                        -----------
                                                                                                        $10,745,000
                                                                                                        -----------
                                                GENERAL OBLIGATION NOTES/BONDS - 38.6%
NR/Sp1+              NR/NR            $1,250    The Indianapolis Local Public Improvement Bond Bank
                                                  Notes, Series F, 4.50%, 7/11/96                       $ 1,255,143
MIGI1/Sp1+           Aaa/AAA           1,000    Iowa School Corporation Warrant Certificates, Series
                                                  95-96A, 4.75%, 6/28/96, CGIC Insured                    1,004,236
MIGI1/Sp1+           Aaa/AAA           1,000    Iowa School Corporation Warrant Certificates, Series
                                                  94-95B, 5.75%, 2/01/96, CGIC Insured                    1,000,607
MIG1/Sp1+            NR/NR             1,000    State of Maine, Tax Anticipation Notes,
                                                  Series 1995, 4.50%, 6/28/96                             1,003,538
NR/NR                Aa1/AA+             450    County of Monmouth, New Jersey, Series A,
                                                  6.20%, 7/15/96                                            455,775
NR/NR                Aa1/AA+           1,000    State of New Jersey, Series 1989, 7.20%, 4/15/96          1,009,985
NR/NR                Aaa/AA+           1,500    State of Tennessee, Series A, 6.20%, 3/01/96              1,506,112
NR/NR                Aa/AA             2,000    Virginia State Public Schools Authority School
                                                  Financing Bonds, Series 1992A, 6.00%, 1/01/96           2,000,000
                                                                                                        -----------
                                                                                                        $ 9,235,396
                                                                                                        -----------
                                                PUT BOND - 1.0%
NR/A1+               NR/AA-           $  250    State of Oklahoma Water Resources Board, State Loan
                                                  Program Revenue Bonds, Liquidity: Swiss Bank          $   250,000
                                                                                                        -----------
                                                REVENUE NOTES/BONDS - 8.4%
MIG1/Sp1+            NR/NR            $  500    State of Illinois Revenue Anticipation Certificates,
                                                  4.50%, 5/10/96                                        $   501,298
NR/SP1+              NR/NR             1,500    South Coast California Local Education Agencies
                                                  Pooled Tax and Revenue Anticipation Notes,
                                                  5.00%, 08/14/96                                         1,504,430
                                                                                                        -----------
                                                                                                        $ 2,005,728
                                                                                                        -----------
                                                PREREFUNDED BOND - 3.7%
NR/NR                Aaa/AAA          $  865    State of Wisconsin General Obligation Bonds,
                                                  7.70%, 08/01/00, Prerefunded 08/01/96                 $   896,518
                                                                                                        -----------
                                                TAX-EXEMPT COMMERCIAL PAPER - 9.2%
P1/A1+               NR/NR            $  700    Jacksonville, Florida, Electric Authority Electric
                                                  System Tax-Exempt Commercial Paper, 3.40%, 8/01/96,
                                                  Series D, Standby Purchase Agreement: Credit
                                                  Suisse                                                $   700,000
VMIG1/A1+            Aaa/AAA           1,500    State of Louisiana General Obligation Series 1991A
                                                  Refunding Bonds, 3.60%, 01/11/96, Letter of
                                                  Credit: Credit Local De France                          1,500,000
                                                                                                        -----------
                                                                                                        $ 2,200,000
                                                                                                        -----------
                                                TOTAL INVESTMENTS, AT AMORTIZED COST - 105.9%           $25,332,642<F1>
                                                OTHER ASSETS, LESS LIABILITIES - (5.9%)                  (1,420,245)
                                                                                                        -----------
                                                TOTAL NET ASSETS - 100%                                 $23,912,397
                                                                                                        ===========

<F1> Cost for Federal income tax purposes is the same.
    At December 31, 1995, the concentration of the Fund's investments in the various states, determined as a percentage of total investments, is as  follows:
           Florida                                          16.6%
           Georgia                                          12.9
           Louisiana                                        12.0
           Tennessee                                        11.5
           Others (less than 10% individually)              47.0

    The accompanying notes are an integral part of the financial statements

                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost (Note 1A)                       $25,332,642
  Cash                                                                   135
  Receivable for Fund shares sold                                     71,051
  Interest receivable                                                350,001
                                                                 -----------
        Total assets                                             $25,753,829

LIABILITIES:
  Demand note payable (Note 5)                       $1,266,000
  Dividend payable                                       87,189
  Payable for Fund shares redeemed                      478,507
  Payable for Trustees' fees                                425
  Accrued expenses                                        9,311
                                                     ----------
        Total liabilities                                          1,841,432
                                                                 -----------
NET ASSETS for 23,932,705 shares outstanding (Note 4)            $23,912,397
                                                                 ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                                $23,932,705
  Accumulated net realized loss on investments
    (computed on the basis of identified cost)                       (20,308)
                                                                 -----------
        Total net assets                                         $23,912,397
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE (net assets divided by shares outstanding)        $1.00
                                                                    =====


    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                     For the Year Ended December 31, 1995
------------------------------------------------------------------------------
Investment Income (Note 1B)                                        $1,942,713
Expenses:
  Investment adviser fee (Note 3)                       $255,933
  Trustees' compensation (Note 3)                          2,597
  Custodian fee (Note 3)                                  30,913
  Transfer and dividend disbursing agent
    fees                                                  11,138
  Printing and postage                                    26,001
  Legal and accounting services                           18,701
  Registration fees                                       20,492
  Interest                                                23,662
  Miscellaneous                                            7,090
                                                        --------
        Total expenses                                  $396,527
  Deduct --
    Reduction of investment adviser fee
     (Note 3)                                $200,851
    Reduction of custodian fee (Note 3)        30,913    231,764
                                             --------   --------
        Net expenses                                                  164,763
                                                                   ----------
            Net income                                             $1,777,950
                                                                   ==========


------------------------------------------------------------------------------
                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                      1995           1994
                                                  -------------  -------------
DECREASE IN NET ASSETS:
FROM OPERATIONS:
  Net income                                      $  1,777,950   $    928,987
  Net realized loss on investments                     --             (20,308)
  Dividends paid to shareholders from net
    income (Note 2)                                 (1,777,950)      (928,987)
                                                  ------------   ------------
    Decrease in net assets resulting
      from operations                             $    --        $    (20,308)
                                                  ------------   ------------
FROM FUND SHARE (PRINCIPAL) TRANSACTIONS AT NET
  ASSET VALUE OF $1.00 PER SHARE (Note 4):
  Proceeds from sale of shares                    $151,505,071   $135,383,669
  Net asset value of shares issued to
   shareholders in payment of dividends                354,164        240,791
  Cost of shares redeemed                         (156,967,383)  (166,830,592)
                                                  ------------   ------------
    Decrease in net assets from Fund share
     transactions                                 $ (5,108,148)  $(31,206,132)
                                                  ------------   ------------
      Net decrease in net assets                  $ (5,108,148)  $(31,226,440)
NET ASSETS:
  Beginning of year                                 29,020,545     60,246,985
                                                  ------------   ------------
  End of year                                     $ 23,912,397   $ 29,020,545
                                                  ============   ============


    The accompanying notes are an integral part of the financial statements

                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                      YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------
                                     1995           1994          1993          1992        1991+
                                 ------------   -----------   -----------   -----------   -----------

NET ASSET VALUE, beginning of year  $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                    ------        ------        ------        ------        -------
  INCOME FROM OPERATIONS:
    Net investment income           $ 0.034693    $ 0.023548    $ 0.018399    $ 0.023468    $ 0.038797
                                    ----------    ----------    ----------    ----------    ----------
  LESS DISTRIBUTIONS:
    From net investment income      $(0.034693)   $(0.023548)   $(0.018399)   $(0.023468)   $(0.038797)
                                    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, end of year        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                    ======        ======        ======        ======        ======
TOTAL RETURN(1)                       3.53%         2.36%         1.86%         2.36%         3.92%
RATIOS/SUPPLEMENTAL DATA:*
  Net assets, end of year
   (000's omitted)                  $23,912       $29,021       $60,247       $44,337       $47,140
  Interest expense to average
    net assets                        0.05%         0.07%         0.03%         0.06%         0.09%
  Net other expenses to
   average net assets                 0.34%         0.47%         0.62%         0.53%         0.49%
  Net investment income to
   average net assets                 3.47%         2.27%         1.82%         2.34%         3.92%

* During each of the years in the five year period ended December 31, 1995, the expenses related to the operations of the
  Fund were reduced either by a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

                                                       YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------
                                       1995           1994          1993          1992        1991(+)
                                    ------------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME PER SHARE     $ 0.030291    $ 0.018948    $ 0.016668    $ 0.020133    $ 0.034647
                                    ==========    ==========    ==========    ==========    ==========
RATIOS (as a percentage of
 average net assets):
  Other expenses                         0.73%         0.87%         0.82%         0.92%         0.91%
                                    ==========    ==========    ==========    ==========    ==========
  Net investment income                  3.02%         1.88%         1.65%         2.01%         3.50%
                                    ==========    ==========    ==========    ==========    ==========

From time to time it has been necessary for the Fund to borrow from banks as a temporary measure to facilitate the orderly sale of portfolio securities to accommodate redemption requests. The following table summarizes such temporary borrowings.

YEAR ENDED        AMOUNT OF DEBT OUTSTANDING  AVERAGE DAILY BALANCE OF      AVERAGE DAILY BALANCE OF        AVERAGE AMOUNT OF DEBT
DECEMBER 31,      AT END OF YEAR              DEBT OUTSTANDING DURING YEAR  SHARES OUTSTANDING DURING YEAR  PER SHARE DURING YEAR
-----------------------------------------------------------------------------------------------------------------------------------
1991(+)             $   --                      $379,000                      31,686,707                      $0.012
1992                    --                       367,000                      38,904,763                       0.009
1993                 2,428,000                   285,000                      48,697,998                       0.006
1994                 6,117,000                   440,145                      40,463,382                       0.011
1995                 1,266,000                   279,586                      51,107,215                       0.005

(+) Audited by the Fund's previous auditors.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

    The accompanying notes are an integral part of the financial statements

------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

(1) SIGNIFICANT ACCOUNTING POLICIES
Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Trust presently consists of thirteen Funds, of which Eaton Vance Tax Free Reserves (the Fund) is one. The Fund is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company.

The Fund was reorganized as a series of Eaton Vance Mutual Funds Trust on August 31, 1995. The Fund was originally organized as a separate Massachusetts business trust on July 15, 1981. The reorganization was effected to reduce Fund operating expenses and improve operational flexibility. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- The Trustees have determined that the best method currently available for valuing portfolio investments is amortized cost. The Fund's use of the amortized cost method to value its portfolio investments is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, on the investments of the Fund, accrued ratably to the date of maturity.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders each year all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryover of $20,308, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2002. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

D. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold, or the date that they mature.

------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
The net income of the Fund is determined daily, and all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Dividends are distributed in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee was earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1%
(1/2 of 1% per annum) of the Fund's average monthly net assets. To enhance the net income of the Fund, EVM made a reduction of its fee in the amount of $200,851 during the year ended December 31, 1995. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The custodian fee was paid to Investors Bank & Trust Company (IBT) for its services as custodian to the Fund. Prior to November 10, 1995 IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custody fee are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------
(4) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

------------------------------------------------------------------------------
(5) LINE OF CREDIT
The Fund participates with other funds managed by EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1995 was $279,586, and the average interest rate was 7.44%.

------------------------------------------------------------------------------
(6) PURCHASES AND SALES OF INVESTMENTS
The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $95,509,882 and $103,575,000, respectively.

                     REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
EATON VANCE TAX FREE RESERVES:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax Free Reserves, one of the Funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1991, presented herein, were audited by other auditors whose report dated January 24, 1992, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves as of December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 2, 1996

                            INVESTMENT MANAGEMENT
EATON VANCE          OFFICERS                     TRUSTEES
MUTUAL FUNDS TRUST   M. DOZIER GARDNER            DONALD R. DWIGHT
24 Federal Street    President, Trustee           President, Dwight Partners,
Boston, MA 02110     JAMES B. HAWKES              Inc.
                     Vice President, Trustee      Chairman, Newspapers of New
                     H. DAY BRIGHAM, JR.          England, Inc.
                     Vice President               SAMUEL L. HAYES, III
                     WILLIAM H. AHERN, JR.        Jacob H. Schiff Professor
                     Vice President and           of Investment Banking,
                     Portfolio Manager            Harvard University Graduate
                     MICHAEL B. TERRY             School of Business
                     Vice President               Administration
                     JAMES L. O'CONNOR            NORTON H. REAMER
                     Treasurer                    President and Director,
                     THOMAS OTIS                  United Asset
                     Secretary                    Management Corporation
                                                  JOHN L. THORNDIKE
                                                  Director, Fiduciary Company
                                                  Incorporated
                                                  JACK L. TREYNOR
                                                  Investment Adviser and
                                                  Consultant

INVESTMENT ADVISER
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

Eaton Vance Tax Free Reserves
24 Federal Street
Boston, MA 02110
                                                                 T-TRSRC-2/96


EATON VANCE

TAX FREE

RESERVES


Annual

Shareholder Report

December 31, 1995